SCHEDULE OF POTENTIALLY DILUTED SECURITIES EXCLUDED FROM THE COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	11,433,153	26,944,454	6,194,794	39,401,717
Common Shares Issuable Upon Conversion of Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		754,493	2,527,144	8,541,605
Options To Purchase Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	92,116	92,116	92,116	92,116
Warrants To Purchase Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	9,789,048	38,583	2,752,941	8,403,603
Common Shares Issuable Upon Conversion of Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,551,989	26,059,262	822,593	22,364,393